Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2045 Fund
June 30, 2023
Z45-NPRT1-0823
1.9884246.106
Domestic Equity Funds - 49.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	467,960	6,532,728
Fidelity Series Commodity Strategy Fund (a)	4,635	448,628
Fidelity Series Large Cap Growth Index Fund (a)	237,042	4,129,272
Fidelity Series Large Cap Stock Fund (a)	240,393	4,543,424
Fidelity Series Large Cap Value Index Fund (a)	583,205	8,438,981
Fidelity Series Small Cap Core Fund (a)	2,531	25,990
Fidelity Series Small Cap Opportunities Fund (a)	160,020	2,061,060
Fidelity Series Value Discovery Fund (a)	210,005	3,112,274
TOTAL DOMESTIC EQUITY FUNDS (Cost $26,623,406)		29,292,357

International Equity Funds - 40.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	119,403	1,702,688
Fidelity Series Emerging Markets Fund (a)	183,977	1,528,848
Fidelity Series Emerging Markets Opportunities Fund (a)	361,853	6,133,407
Fidelity Series International Growth Fund (a)	240,216	3,946,749
Fidelity Series International Index Fund (a)	142,745	1,637,287
Fidelity Series International Small Cap Fund (a)	74,256	1,205,178
Fidelity Series International Value Fund (a)	357,570	3,954,721
Fidelity Series Overseas Fund (a)	314,849	3,948,205
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,550,532)		24,057,083

Bond Funds - 9.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	45,691	360,962
Fidelity Series Corporate Bond Fund (a)	29,229	264,521
Fidelity Series Emerging Markets Debt Fund (a)	10,874	80,466
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,831	26,614
Fidelity Series Floating Rate High Income Fund (a)	6,642	59,513
Fidelity Series Government Bond Index Fund (a)	42,100	386,053
Fidelity Series International Credit Fund (a)	6	47
Fidelity Series International Developed Markets Bond Index Fund (a)	430	3,686
Fidelity Series Investment Grade Bond Fund (a)	39,592	393,940
Fidelity Series Investment Grade Securitized Fund (a)	30,117	268,037
Fidelity Series Long-Term Treasury Bond Index Fund (a)	611,989	3,684,171
Fidelity Series Real Estate Income Fund (a)	8,461	81,060
TOTAL BOND FUNDS (Cost $5,895,542)		5,609,070

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.17% (a)(b)	220,286	220,286
Fidelity Series Short-Term Credit Fund (a)	2,228	21,410
Fidelity Series Treasury Bill Index Fund (a)	55,645	553,113
TOTAL SHORT-TERM FUNDS (Cost $795,146)		794,809

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $55,864,626)	59,753,319
NET OTHER ASSETS (LIABILITIES) - 0.0%	8
NET ASSETS - 100.0%	59,753,327

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	352,643	34,293	18,503	52	(1,421)	(6,050)	360,962
Fidelity Series Blue Chip Growth Fund	6,326,793	239,048	1,030,736	-	104,712	892,911	6,532,728
Fidelity Series Canada Fund	1,643,504	105,529	108,342	-	247	61,750	1,702,688
Fidelity Series Commodity Strategy Fund	423,479	59,166	21,979	-	(17,887)	5,849	448,628
Fidelity Series Corporate Bond Fund	254,904	27,914	15,451	2,583	(213)	(2,633)	264,521
Fidelity Series Emerging Markets Debt Fund	77,117	7,103	4,267	1,193	(149)	662	80,466
Fidelity Series Emerging Markets Debt Local Currency Fund	26,003	1,311	1,454	-	19	735	26,614
Fidelity Series Emerging Markets Fund	1,013,560	481,440	491	-	(8)	34,347	1,528,848
Fidelity Series Emerging Markets Opportunities Fund	6,323,683	68,791	429,189	-	(12,414)	182,536	6,133,407
Fidelity Series Floating Rate High Income Fund	56,837	5,068	2,963	1,303	(17)	588	59,513
Fidelity Series Government Bond Index Fund	374,929	41,650	22,760	2,513	(174)	(7,592)	386,053
Fidelity Series Government Money Market Fund 5.17%	211,956	24,161	15,831	2,732	-	-	220,286
Fidelity Series International Credit Fund	47	-	-	-	-	-	47
Fidelity Series International Developed Markets Bond Index Fund	-	3,699	-	-	-	(13)	3,686
Fidelity Series International Growth Fund	3,814,616	245,172	267,484	-	7,501	146,944	3,946,749
Fidelity Series International Index Fund	1,581,885	105,997	100,463	-	1,416	48,452	1,637,287
Fidelity Series International Small Cap Fund	1,197,252	52,768	61,365	-	1,661	14,862	1,205,178
Fidelity Series International Value Fund	3,805,334	236,626	244,780	-	2,198	155,343	3,954,721
Fidelity Series Investment Grade Bond Fund	383,123	39,921	23,689	3,788	(189)	(5,226)	393,940
Fidelity Series Investment Grade Securitized Fund	262,839	25,004	15,996	2,466	(187)	(3,623)	268,037
Fidelity Series Large Cap Growth Index Fund	4,008,041	132,627	494,795	9,763	43,498	439,901	4,129,272
Fidelity Series Large Cap Stock Fund	4,392,495	135,205	288,780	-	11,153	293,351	4,543,424
Fidelity Series Large Cap Value Index Fund	8,196,948	491,292	580,827	-	(12,086)	343,654	8,438,981
Fidelity Series Long-Term Treasury Bond Index Fund	3,590,356	418,035	212,525	26,783	(10,684)	(101,011)	3,684,171
Fidelity Series Overseas Fund	3,811,218	265,479	299,192	-	8,998	161,702	3,948,205
Fidelity Series Real Estate Income Fund	104,669	4,951	29,318	1,470	(2,768)	3,526	81,060
Fidelity Series Short-Term Credit Fund	20,641	860	-	143	-	(91)	21,410
Fidelity Series Small Cap Core Fund	52,396	30	25,578	15	(341)	(517)	25,990
Fidelity Series Small Cap Opportunities Fund	2,008,374	114,878	166,681	-	(374)	104,863	2,061,060
Fidelity Series Treasury Bill Index Fund	519,955	58,021	24,343	6,494	(14)	(506)	553,113
Fidelity Series Value Discovery Fund	3,002,897	199,330	177,230	-	(9,435)	96,712	3,112,274
	57,838,494	3,625,369	4,685,012	61,298	113,042	2,861,426	59,753,319

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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